ACCOUNTS PAYABLE AND ACCRUED CHARGES	12 Months Ended
Dec. 31, 2018
ACCOUNTS PAYABLE AND ACCRUED CHARGES
ACCOUNTS PAYABLE AND ACCRUED CHARGES

16.  ACCOUNTS PAYABLE AND ACCRUED CHARGES

	2018	2017
Trade and accruals	$457,789	$356,825
Salaries and employee benefits	90,290	87,122
Interest payable	44,112	43,901
Stock-based compensation	779	4,062
	$592,970	$491,910